Segment Information - Summary of Non-Current Assets by Geographical Regions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	₩ 25,465	₩ 23,506	₩ 14,492
Korea
Disclosure of geographical areas [line items]
Non-current assets	18,990	15,488	9,183
Overseas
Disclosure of geographical areas [line items]
Non-current assets	6,475	₩ 8,018	₩ 5,309
Taiwan
Disclosure of geographical areas [line items]
Non-current assets	₩ 2,613